Financial Instruments Held to Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying value (CV) [Member]
Debt securities reclassified:
G7 Government bonds		€ 423
Other Government, supranational and agency bonds		2,747
Total financial assets reclassified to Held-to-Maturity		3,170
Fair value (FV) [Member]
Debt securities reclassified:
G7 Government bonds		434
Other Government, supranational and agency bonds		2,804
Total financial assets reclassified to Held-to-Maturity		€ 3,238